SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through August 14, 2026, the date that the financial statements issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through March 30, 2026, the date that the financial statements were issued. Based upon this review, other than discussed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On January 27, 2026, the Company received a letter (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it is not in compliance with Nasdaq Listing Rule 5620(a), which requires companies listed on Nasdaq to hold an annual meeting of shareholders within twelve months of the end of the company’s fiscal year. On February 25, 2026, the Company held its Annual Meeting and as such has since received confirmation from Nasdaq that the Company is in compliance with Nasdaq Listing Rule 5620(a).